BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
BASIC AND DILUTED LOSS PER SHARE
BASIC AND DILUTED LOSS PER SHARE
12.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the years ended December 31, 2024 and 2023 was based on the following:

	2024	2023
Loss attributable to shareholders	$36,149	$20,996
Weighted average number of shares outstanding (000s)	537,851	530,272

For the years ended December 31, 2024, and 2023, basic and diluted loss per share does not include the effect of employee share purchase options outstanding (2024 –17,920,000, 2023 – 24,318,500), non-employee share purchase options (2024 – nil, 2023 – 37,600), warrants (2024– 8,555,000, 2023 – nil) and DSUs (2024 – 536,396, 2023 – 455,703), as they are anti-dilutive.